Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Reporting_unit	Dec. 31, 2016 CNY (¥) Reporting_unit	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reporting units	2	2
Impairment losses pursuant to the goodwill tests	$ 0	¥ 0	¥ 0	¥ 0